Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 221,928,008	$ 129,450,676
Receivables	372,021	213,346
Prepaid expenses	14,428,117	5,039,150
Inventory	3,580,450	609,094
Current assets	240,308,596	135,312,266
Non-current assets
Restricted cash	291,676	143,800
Long-term deposit	1,161,000	0
Plant and equipment	10,123,887	9,290,308
Net investment in sublease		38,541
Goodwill and other intangible assets	965,539	969,467
TOTAL ASSETS	252,850,698	145,754,382
Current liabilities
Trade payables and accrued liabilities	6,810,781	3,461,339
Customer deposits	489,040	329,221
Construction contract liability	161,879	189,651
Current portion of lease liabilities	392,279	576,232
Total Current Liabilities	7,853,979	4,556,443
Non-current liabilities
Derivative liabilities	244,565	17,899,855
Lease liabilities	1,494,992	499,541
Deferred revenue	119,253	119,253
TOTAL LIABILITIES	9,712,789	23,075,092
EQUITY
Share capital	372,278,512	212,058,836
Deficit	(151,653,994)	(110,327,159)
Reserves	22,513,391	20,947,613
TOTAL EQUITY	243,137,909	122,679,290
TOTAL LIABILITIES AND EQUITY	$ 252,850,698	$ 145,754,382